Income Tax (Benefit) Expense - Schedule of Reconciliation Between Income Tax (Benefit) Expense and Profit (Loss) Before Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Profit Before Taxation at Applicable Tax Rates [Abstract]
Profit before taxation	$ 863	$ 2,003	$ 11,383
Taxation at the applicable tax rate	199	597	2,898
Tax effect of preferential tax rates for tea plantation in the PRC	(301)	(1,023)	(3,132)
Tax effect of non-deductible expenses	256	221	159
Tax effect of non-taxable income	(276)
Tax effect of tax losses unrecognized	78	95
Tax effect of tax losses expired	83
(Over) under-provision in prior year	143	25	(43)
Income tax (benefit) expense	$ 182	$ (85)	$ (118)